Investment Strategy - Innovator Growth Accelerated ETF - Quarterly	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period. The Fund seeks replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Potential Upside Accelerated Return and Participation in Underlying ETF Losses, if any.    The Fund seeks to provide shareholders with returns that are two times the increase in value experienced by the Underlying ETF (i.e., Accelerated Return) over the course of the Outcome Period, subject to the Cap (described below). To the extent the Underlying ETF decreases in value over the duration of the Outcome Period, the Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a decrease in value that is approximately equal to the share price decrease experienced by the Underlying ETF. Unlike other ETFs that utilize defined outcome investing strategies, the Fund does not provide a buffer (i.e., protection against a specified percentage amount of Underlying ETF losses over a period of time) against Underlying ETF losses.

•   Upside Accelerated Returns Subject to a Cap.    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with the Accelerated Return, if the Underlying ETF appreciates in value, subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. The Cap is set on the first day of the Outcome Period and is 9.64% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 9.44%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the total return performance of an index that tracks the performance of the largest domestic and international nonfinancial companies listed on The Nasdaq Stock Market, specifically the Nasdaq-100 Index®. For additional information regarding the Underlying ETF, see “Additional Information About the Fund’s Principal Investment Strategies.”

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/xdqq, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	9.64%
50%	9.64%
20%	9.64%
15%	9.64%
10%	9.64%
5%	5%
0%	0%
(5)%	(5)%
(10)%	(10)%
(15)%	(15)%
(20)%	(20)%
(50)%	(50)%
(100)%	(100)%

*         The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. In addition, because the Fund is designed to achieve Outcomes that change for each three-month Outcome Period, the Outcomes that are achieved by the Fund for a three-month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., one year). Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately three months in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately three month period. The current Outcome Period is from October 1, 2026 to December 31, 2026. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Accelerated Return and Cap each relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease may be less than that experienced by the Underlying ETF. Further, it is unlikely that the Fund’s value will increase at a rate that is the same rate as the Accelerated Return (i.e., an increase in value that is two times the increase in value experienced by the Underlying ETF) during the Outcome Period. The Fund does not seek to provide the Outcomes on a daily or short-term basis, but instead seeks to provide the Outcomes at the conclusion of the Outcome Period for those investors who have held Shares for the duration of the Outcome Period.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information About the Fund’s Principal Investment Strategies.”

Potential Upside Accelerated Return Subject to a Cap.    The Fund’s potential upside returns are unlike other investment products. If the Underlying ETF increases in value over the duration of the Outcome Period, the Fund seeks to provide returns that are two times the increase experienced by the Underlying ETF, subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns (and any potential Accelerated Return) are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in such excess returns. The Cap is determined on the first day of the Outcome Period and is 9.64% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 9.44%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/xdqq.

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Accelerated Return and Cap, by purchasing and selling call FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Cap will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Cap will be provided inclusive of dividends received (i.e., the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Cap the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed rate, the Cap may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information About the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/xdqq, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Accelerated Return and Cap, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1.